BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2021	Jan. 30, 2021
Preferred stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock Subject to Redemption
Temporary Equity, Shares Outstanding	635,778	48,300,000	0
Purchase price, per unit (in dollars per share)	$ 10	$ 10.09	$ 10
Class A Common Stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Temporary Equity, Shares Outstanding	635,778	48,300,000	48,300,000
Class B Common Stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, shares issued	12,075,000	12,075,000	12,075,000	10,062,500
Common shares, shares outstanding	12,075,000	12,075,000	12,075,000	10,062,500	12,075,000